CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (565,732)	$ (88,776)	¥ (87,417)	¥ 161,671
Adjustments to reconcile net income to net cash used in operating activities
Share-based compensation	2,286	359	8,161	8,803
Inventory write downs	469,644	73,697	64,245	14,273
Depreciation and amortization expenses	24,500	3,845	24,801	25,417
Amortization of the right-of-use assets	37,868	5,942	42,503	28,549
Loss on disposal of property and equipment	15,714	2,466	898	403
Unrealized foreign currency exchange losses				1,270
Deferred tax (benefits) expenses	(170,376)	(26,736)	23,443	(55,771)
Allowance for doubtful accounts/expected credit losses	70,912	11,127	83,587	8,731
Share of losses on investment in equity investees	70	11	119	762
Change in fair value of financial instruments			(938)	(20,660)
(Gain) Loss from disposal of subsidiaries			12,575	(13,531)
Loss (gain) on disposal equity investees and investment security	(1,674)	(263)	164
Amortization of issuance costs of convertible note	13,741	2,156	20,478	14,598
Accrued interest expenses for convertible notes	108,263	16,989
Impairment for Equity Investees	26,275	4,123	0	0
Changes in operating assets and liabilities , net of effects of acquisition of a subsidiary and disposal of a subsidiary:
Accounts receivable	81,034	12,716	19,180	(11,264)
Inventories	(178,816)	(28,060)	(699,171)	(969,470)
Advance to suppliers	43,976	6,901	(74,194)	97,384
Amount due from related parties			30	2,105
Prepayments and other assets	(174,303)	(27,352)	(160,875)	(283,181)
Other non-current assets	8,011	1,257	1,516	(6,129)
Accounts payable	70,845	11,117	(209,108)	58,000
Advance from customers	100,942	15,840	42,514	(12,432)
Accrued expenses and other liabilities	(95,380)	(14,967)	(136,369)	594,425
Deferred revenue	(201,518)	(31,623)	123,739	35,487
Operating lease right-of-use assets	(3,565)	(559)	(6,274)	(6,140)
Operating lease liabilities	(38,137)	(5,985)	(24,604)	(29,176)
Income tax payable	(26,041)	(4,085)	(12,205)	63,337
Long-term liabilities			41,314	48,217
Net cash used in operating activities	(381,461)	(59,860)	(901,888)	(244,322)
Cash flows from investing activities:
Purchase of land use right	(6,300)	(989)
Purchase of property and equipment	(7,606)	(1,193)	(17,194)	(35,416)
Cash paid for investment in equity investees	(250)	(39)		(43,780)
Cash paid for business combination, net of cash acquired			(4,043)	(1,911)
Cash decreased due to disposal of subsidiaries			(3,129)	(3,230)
Proceeds from disposal of a subsidiary			10,000
Purchase of equity securities and put option				(2,375)
Proceeds from maturity of time deposits				67,335
Proceeds from disposal of investment securities			2,029	35,942
Proceeds from disposal of investment in equity investee			12,000
Net cash provided by/(used in) investing activities	(14,156)	(2,221)	(337)	16,565
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares to Qudian Inc., net of issuance cost			703,774
Capital injection from non-controlling interests			346
Repayment to related parties	(62)	(10)	(426)	(724)
Proceeds from short-term borrowings	40,000	6,277	146,000	183,609
Proceeds from long-term borrowings				30,000
Repayment of short-term borrowings	(177,559)	(27,863)	(130,000)	(183,707)
Repayment of long-term borrowings	(15,789)	(2,478)	(14,211)	(4,324)
Proceeds from other borrowings	10,000	1,569		247,500
Repayment for other borrowings	(15,000)	(2,353)		(218,000)
Net cash provided by financing activities	(158,410)	(24,858)	705,483	54,354
Effect of exchange rate changes on Cash, cash equivalents and restricted cash	(4,661)	(731)	(27,790)	1,132
Net decrease in cash, cash equivalents and restricted cash	(558,688)	(87,670)	(224,532)	(172,271)
Cash, cash equivalents and restricted cash at the beginning of the year	729,604	114,491	954,136	1,126,407
Cash, cash equivalents and restricted cash at the end of the year	170,916	26,821	729,604	954,136
Supplemental information
Interest paid	15,213	2,387	59,329	56,510
Income tax paid	27,333	4,289	10,726	41,656
Accrual for purchase of property and equipment				8,356
Accrual for business acquisition (Note 5)				697
ROU assets obtained in exchange for new operating lease liabilities	3,565	559	6,274	138,049
Consideration payable for acquiring equity interests			1,000	1,992
Receivable from disposal of a subsidiary	¥ 2,143	$ 336	¥ 2,143	¥ 10,000